Subsequent event	12 Months Ended
Dec. 31, 2011
Subsequent event

18. Subsequent event

In March 2012, the Group entered into a bank credit facility under which the Group can borrow up to RMB 500 million by May 21, 2015. The interest rate for each draw down is established on the draw-down date and is adjusted annually, based on the loan interest rate stipulated by the People’s Bank of China for the corresponding period. The credit facility is restricted to certain hotels’ renovation.